Commitments and contingencies: (Details) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Minimum annual payments under operating lease arrangements
2013		$ 4,785
2014		4,264
2015		3,700
2016		3,372
2017		2,118
Thereafter		1,119
Total		19,358
Operating lease expense	2,070	4,492	1,599
Amount of guarantees provided by Emer	$ 771	$ 489		€ 371	€ 594